Schedule of non-capital losses (Details) $ in Thousands	Jul. 31, 2019 CAD ($)
Income taxes paid (refund) [abstract]
2031	$ 118
2032	562
2033	281
2034	1,420
2035	3,510
2036	6,030
2037	10,669
2038	33,395
2039	52,909
Total	$ 108,510